Acquisition and sale of businesses and purchase of non-controlling interests - Fair value of net assets acquired and cash consideration paid in business combination (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of business combinations and purchase of NCI [line items]
Cash	£ 2	£ 0	£ 6
Goodwill arising on acquisition	8	10	249
Step acquisitions	(23)	(7)	0
Consideration payable	(69)	(21)	(739)
Cash consideration paid	(27)	(6)	(555)
Contingent consideration payable	(42)	(15)	(184)
Capital injection in associates	(41)	(17)	(11)
Cash acquired	2	0	6
Net cash outflow on acquisition of businesses	(130)	(56)	(594)
Purchase of shares of non-controlling interests	(62)	(784)	0
Total net cash outflow	(192)	(840)	(594)
Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	(9)	(9)	(22)
Investments in associates
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	(6)	(15)	(12)
Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	102	25	478
Inventories	2	0	4
Other working capital	(3)	(2)	2
Deferred tax	(19)	(5)	0
Cash	2	0	6
Fair value of assets and liabilities	84	18	490
Cash acquired	2	0	6
Other subsidiaries
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	(27)	(6)	(6)
Casamigos Tequila LLC
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	£ (49)	£ (9)	£ (549)